Transactions with Related Parties - Vivid,Cardiff Tankers,GSA, Basset (Details) In Thousands, except Share data, unless otherwise specified	24 Months Ended		3 Months Ended	12 Months Ended	16 Months Ended	28 Months Ended	12 Months Ended	8 Months Ended		12 Months Ended		31 Months Ended		12 Months Ended
	Dec. 31, 2012 Global Services Agreement between Company and Cardiff	Dec. 31, 2014 New Global Services Agreement between Ocean Rig and Cardiff Drilling	Apr. 17, 2012 Chairman, President and Chief Executive Officer	Dec. 31, 2014 Chairman, President and Chief Executive Officer	Dec. 31, 2011 Vivid	Dec. 31, 2012 Vivid	Dec. 31, 2014 Cardiff Tankers	Aug. 19, 2014 Basset Consultancy Agreement Effective 1 June 2012 USD ($)	Aug. 20, 2013 Basset Consultancy Agreement Effective 1 June 2012 USD ($)	Dec. 30, 2014 Basset Consultancy Agreement Effective 1 June 2012 USD ($)	Dec. 31, 2014 Basset Consultancy Agreement Effective 1 June 2012	Dec. 31, 2013 Basset Consultancy Agreement Effective 1 June 2012 USD ($)	Dec. 31, 2013 Basset Consultancy Agreement Effective 1 June 2012 EUR (€)	Dec. 31, 2015 Basset Consultancy Agreement Effective 1 January 2015 USD ($)	Dec. 31, 2015 Basset Consultancy Agreement Effective 1 January 2015 EUR (€)
Commissions in connection with employment arrangements	1.00%	1.00%
Commission on purchase or sale price of vessels and rigs	0.75%	0.75%
Percentage Of Shareholder				17.30%
Number of common shares of Ocean Rig previously owned by Dryships purchased by companies affiliated with Chairman and Chief Executive Officer			2,185,000
Chartering commission							1.25%
Commission in connection to financing related services		0.20%				0.20%
Consultancy agreement terms in year					5 years
Officers' Compensation								$ 4,000	$ 3,000	$ 3,000				$ 550	€ 450
Professional and Contract Services Expense												$ 1,100	€ 900
Ownership in Ocean Rig											114,286